INCOME TAXES - Deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liabilities:
Intangible asset from acquisition	¥ 8,504	¥ 9,280	¥ 13,227	¥ 15,354	¥ 9,003
Contract assets				1,861
Total deferred liabilities	¥ 8,504	¥ 9,280	¥ 13,227	¥ 17,215	¥ 9,003